Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 245,600	¥ 130,357
Carrying value of investment contracts underwritten		224,418	242,496
Estimated fair value of investment contracts underwritten		225,563	244,246
Listed equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		117,476	109,887
Unlisted equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 128,124	¥ 20,470

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \109,887 million and \20,470 million respectively, as of March 31, 2016, and \117,476 million and \128,124 million respectively, as of March 31, 2017. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.